Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Overseas Portfolio
September 30, 2021
VIPOVRS-NPRT3-1121
1.808774.117
Common Stocks - 96.4%
	Shares	Value ($)
Australia - 0.1%
Lynas Rare Earths Ltd. (a)	621,134	2,939,295

Austria - 0.5%
Erste Group Bank AG	216,300	9,497,563

Bailiwick of Jersey - 0.9%
Ferguson PLC	125,500	17,422,148

Belgium - 1.1%
Azelis Group NV	97,700	3,062,854
KBC Groep NV	205,899	18,573,022
TOTAL BELGIUM		21,635,876
Bermuda - 1.9%
Genpact Ltd.	228,033	10,833,848
Hiscox Ltd. (a)	585,945	6,605,012
IHS Markit Ltd.	171,705	20,024,237
TOTAL BERMUDA		37,463,097
Canada - 1.3%
Constellation Software, Inc.	14,095	23,091,273
Topicus.Com, Inc.	26,214	2,752,408
TOTAL CANADA		25,843,681
Cayman Islands - 0.6%
Parade Technologies Ltd.	194,000	11,365,044

Denmark - 2.0%
DSV A/S	131,972	31,589,335
GN Store Nord A/S	136,400	9,433,851
TOTAL DENMARK		41,023,186
Finland - 0.9%
Nordea Bank ABP	1,400,903	18,052,432

France - 12.6%
Air Liquide SA	116,400	18,642,642
ALTEN	98,881	14,469,137
Antin Infrastructure Partners SA	40,800	1,368,409
BNP Paribas SA (b)	348,900	22,322,868
Capgemini SA	133,165	27,615,332
Compagnie de St. Gobain	192,600	12,961,410
Dassault Systemes SA	387,080	20,370,287
Edenred SA	299,742	16,135,848
Legrand SA	204,000	21,858,534
LVMH Moet Hennessy Louis Vuitton SE	53,430	38,269,998
Pernod Ricard SA	87,042	19,189,557
Safran SA	126,000	15,936,561
Teleperformance	63,524	24,986,204
TOTAL FRANCE		254,126,787
Germany - 6.6%
adidas AG	50,656	15,918,981
Allianz SE	97,586	21,863,725
Auto1 Group SE (c)	21,200	771,389
Brenntag AG	142,700	13,256,070
Deutsche Borse AG	97,472	15,816,452
Hannover Reuck SE	92,825	16,164,655
Merck KGaA	95,300	20,626,711
SAP SE	55,915	7,561,342
Siemens Healthineers AG (c)	250,600	16,252,782
SUSE SA (a)	109,353	4,459,143
TOTAL GERMANY		132,691,250
Hong Kong - 1.5%
AIA Group Ltd.	2,595,600	29,860,839

India - 1.4%
HDFC Bank Ltd.	716,491	15,329,204
Reliance Industries Ltd.	381,800	12,931,967
Reliance Industries Ltd.	29,840	748,555
TOTAL INDIA		29,009,726
Ireland - 1.8%
Flutter Entertainment PLC (a)	48,590	9,557,482
Kingspan Group PLC (Ireland)	157,100	15,670,616
Linde PLC	41,068	12,048,530
TOTAL IRELAND		37,276,628
Italy - 2.3%
FinecoBank SpA	796,999	14,395,300
GVS SpA (c)	109,736	1,557,364
Moncler SpA	202,600	12,356,698
Recordati SpA	301,719	17,487,519
TOTAL ITALY		45,796,881
Japan - 14.3%
FUJIFILM Holdings Corp.	200,100	17,278,588
Hoya Corp.	200,111	31,221,081
Iriso Electronics Co. Ltd.	105,829	4,301,905
Kao Corp.	176,474	10,502,604
Keyence Corp.	36,561	21,822,205
Nitori Holdings Co. Ltd.	54,673	10,774,513
NOF Corp.	195,511	11,006,637
Olympus Corp.	576,788	12,624,729
Persol Holdings Co. Ltd.	467,803	11,661,898
Recruit Holdings Co. Ltd.	434,071	26,532,962
Relo Group, Inc.	343,774	7,095,241
S Foods, Inc.	140,037	3,849,650
Shin-Etsu Chemical Co. Ltd.	101,000	17,045,663
SMC Corp.	27,685	17,272,961
Sony Group Corp.	280,733	31,166,627
Suzuki Motor Corp.	205,176	9,167,070
TIS, Inc.	310,874	8,485,025
Tokyo Electron Ltd.	55,832	24,665,392
Tsuruha Holdings, Inc.	93,267	11,501,892
TOTAL JAPAN		287,976,643
Kenya - 0.4%
Safaricom Ltd.	20,584,900	7,842,754

Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	196,805	12,195,543

Netherlands - 8.8%
Akzo Nobel NV	121,900	13,319,365
ASM International NV (Netherlands)	40,300	15,782,222
ASML Holding NV (Netherlands)	78,539	58,673,229
Corbion NV	28,600	1,381,831
Euronext NV (c)	122,989	13,878,080
IMCD NV	133,426	25,535,077
Koninklijke Philips Electronics NV	288,787	12,829,918
Prosus NV	157,100	12,574,451
Wolters Kluwer NV	232,317	24,624,791
TOTAL NETHERLANDS		178,598,964
Norway - 0.6%
Schibsted ASA:
(A Shares)	276,000	13,101,097
(B Shares)	22	931
TOTAL NORWAY		13,102,028
Spain - 2.9%
Aena SME SA (a)(c)	69,000	11,902,780
Amadeus IT Holding SA Class A (a)	274,207	18,035,098
Cellnex Telecom SA (c)	308,355	19,020,346
Iberdrola SA	881,612	8,869,400
TOTAL SPAIN		57,827,624
Sweden - 7.3%
Addlife AB	677,624	24,783,130
AddTech AB (B Shares)	838,909	14,884,166
ASSA ABLOY AB (B Shares)	603,456	17,504,213
Atlas Copco AB (A Shares)	295,219	17,826,992
Hexagon AB (B Shares)	1,565,094	24,208,865
Indutrade AB	924,741	25,715,437
Kry International AB (d)	587	243,171
Nordnet AB	361,600	6,477,630
Swedish Match Co. AB	1,895,420	16,589,840
TOTAL SWEDEN		148,233,444
Switzerland - 10.0%
Julius Baer Group Ltd.	280,176	18,614,813
Lonza Group AG	26,894	20,173,453
Nestle SA (Reg. S)	413,855	49,865,417
Roche Holding AG (participation certificate)	113,401	41,387,960
Sika AG	77,604	24,536,307
Sonova Holding AG Class B	56,104	21,202,165
Temenos Group AG	56,110	7,613,374
Zurich Insurance Group Ltd.	45,850	18,748,998
TOTAL SWITZERLAND		202,142,487
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	795,600	16,467,968

United Kingdom - 9.8%
Beazley PLC (a)	1,550,692	7,894,784
Bridgepoint Group Holdings Ltd. (c)	777,800	5,255,549
Compass Group PLC (a)	978,139	20,004,090
Cranswick PLC	127,292	6,110,824
Dechra Pharmaceuticals PLC	188,135	12,285,408
Diageo PLC	608,222	29,447,072
Diploma PLC	325,835	12,389,950
Dr. Martens Ltd. (a)	166,800	890,838
Future PLC	43,000	2,130,004
JTC PLC (c)	514,500	5,116,651
London Stock Exchange Group PLC	125,672	12,593,369
Mondi PLC	386,119	9,462,229
RELX PLC (London Stock Exchange)	793,048	22,828,881
Rentokil Initial PLC	2,466,589	19,369,627
Smith & Nephew PLC	631,636	10,881,721
St. James's Place Capital PLC	623,100	12,569,365
Volution Group PLC	1,474,697	9,720,422
TOTAL UNITED KINGDOM		198,950,784
United States of America - 5.4%
Ares Management Corp.	203,065	14,992,289
Boston Scientific Corp. (a)	212,555	9,222,761
CBRE Group, Inc. (a)	135,000	13,143,600
Equifax, Inc.	50,700	12,848,394
Intercontinental Exchange, Inc.	111,451	12,796,804
Marsh & McLennan Companies, Inc.	123,676	18,728,257
Moody's Corp.	33,100	11,754,141
Roper Technologies, Inc.	34,609	15,440,113
TOTAL UNITED STATES OF AMERICA		108,926,359
TOTAL COMMON STOCKS (Cost $1,254,680,875)		1,946,269,031

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Sweden - 0.1%
Kry International AB Series E (d) (Cost $1,550,731)	3,392	1,479,158

Money Market Funds - 3.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	53,804,550	53,815,311
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	21,860,249	21,862,435
TOTAL MONEY MARKET FUNDS (Cost $75,677,746)		75,677,746

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,331,909,352)	2,023,425,935
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(3,355,511)
NET ASSETS - 100.0%	2,020,070,424

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $73,754,941 or 3.7% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	15,666,388	297,921,195	259,772,272	9,795	81	(81)	53,815,311	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	-	54,715,797	32,853,362	26,130	-	-	21,862,435	0.1%
Total	15,666,388	352,636,992	292,625,634	35,925	81	(81)	75,677,746

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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